OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 318,444
2025	252,660
2026	173,744
2027	106,066
2028 and thereafter	13,564
Total minimum contractual future revenues	$ 864,478